Long-term debt (Narrative) (Details)	12 Months Ended
	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)
Statement [Line Items]
Revolving credit facility	$ 148,031,000	$ 0
Convertible debenture	350,000,000	50,000,000
Long-term debt	464,308,000	45,780,000
Equity component of convertible debentures, taxes	5,232,000	1,137,000
Accretion expense	299,000	236,000
Accordion feature	100,000,000	50,000,000
Revolving credit facility [Member]
Statement [Line Items]
Revolving credit facility	$ 350,000,000
Borrowings, interest rate	3.00%
Long-term debt	$ 148,000,000
Accordion feature	100,000,000
Deferred financing costs	1,474,000
Amortization of financing costs	224,000	175,000
Liability component of convertible debenture [Member]
Statement [Line Items]
Convertible debt after transaction costs	268,700,000	44,997,000
Transaction costs	10,700,000	709,000
Equity component of convertible instruments [Member]
Statement [Line Items]
Convertible debt after transaction costs	14,500,000	3,091,000
Transaction costs	800,000	66,000
Equity component of convertible debentures, taxes	5,300,000
Convertible debt [Member]
Statement [Line Items]
Transaction costs	(10,735,000)	(709,000)
Public Offering [Member]
Statement [Line Items]
Convertible debenture	184,000,000
Private Placement [Member]
Statement [Line Items]
Convertible debenture	116,000,000
Convertible debenture 2016 [Member]
Statement [Line Items]
Convertible debenture	50,000,000	$ 50,000,000
Borrowings, interest rate		4.00%
Financing fee		1.00%
Conversion price		19.08
Convertible debt after transaction costs		$ 49,225,000
Transaction costs		775,000
Equity component of convertible debentures, taxes		$ 1,137,000
Effective interest rate		6.00%
Convertible debenture 2017 [Member]
Statement [Line Items]
Convertible debenture	$ 300,000,000
Borrowings, interest rate	4.00%
Conversion price	22.89
Convertible debt after transaction costs	$ 288,500,000
Transaction costs	$ 11,500,000
Commission percentage	3.55%
Effective interest rate	5.50%
Top of range [Member] | Revolving credit facility [Member]
Statement [Line Items]
Revolving credit facility	$ 450,000,000
Bottom of range [Member] | Revolving credit facility [Member]
Statement [Line Items]
Revolving credit facility	$ 150,000,000